Derivative financial instrument	12 Months Ended
Dec. 31, 2023
Derivative financial instrument
Derivative financial instrument

11.Derivative financial instrument:

On May 7, 2020, the Partnership entered into a floating to fixed interest rate swap transaction for the purpose of managing its exposure to LIBOR variability that the Partnership has under the $675 Million Credit Facility. The swap transaction, which is effective from June 29, 2020, provides for a fixed 3-month LIBOR rate of 0.41% based on notional values that reflect the amortization schedule of 100% of the Partnership’s debt outstanding under its $675 Million Credit Facility, until the $675 Million Credit Facility matures in September 2024. The swap agreement did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. On June 21, 2023 the Partnership signed an agreement with its counterparty for the replacement of the abovementioned fixed 3-month LIBOR rate with the fixed 3-month SOFR rate due to the discontinuation of the LIBOR.

As of December 31, 2023 and 2022, the outstanding notional amount of Partnership’s interest rate swap was $471.0 million and $519.0 million, respectively. The fair value of this interest rate swap outstanding at December 31, 2023 and 2022 amounted to an asset of $15,631 and $34,877 (Note 6), respectively, and is included in Derivative financial instrument in accompanying consolidated balance sheet as presented in the table below.

As of December 31, 2023, 2022 and 2021, the Partnership recognized a gain on derivative financial instrument of $5.3 million, $33.7 million and $10.1 million respectively, which is included in Gain on derivative financial instrument in the accompanying consolidated statements of income as presented in the table below.

11.Derivative financial instrument (continued):

The realized gain/ (loss) on non-hedging interest rate swaps included in Gain on derivative financial instrument which is presented in the Consolidated Statements of Income, amounted to a gain of $24.6 million and $7.4 million for the year ended December 31, 2023, 2022, respectively, and a loss of $1.4 million for the year ended December 31, 2021.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of the derivative instrument reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains on derivative positions reflected in the Statement of Comprehensive Income.

Derivative Instruments not designated as hedging instruments – Balance Sheet Location

		2023		2022
Derivative	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities

Interest rate swap	Derivative financial Instruments, Current	$15,631	—	$22,544	—
Interest rate swap	Derivative financial Instruments, non- Current	—	—	12,333	—
Total		$15,631	—	$34,877	—

Derivatives Instruments not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive Income

	Net Realized and Unrealized
	Gain Recognized on Statement of	Amount
Derivative	Comprehensive Income Location	2023	2022	2021
Interest rate swap	Gain on derivative instruments	$5,267	$33,655	10,104
Total		$5,267	$33,655	10,104